Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
20.	Leases

The Group leases certain office premises and equipment to support its core business under noncancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less. As of December 31, 2024 and 2025, the Group had no long-term lease respectively that was classified as financing lease. As of December 31, 2024 and 2025, the Group had no significant lease contract that has been entered into but not yet commenced.

Some leases were terminated before the expiration of the lease term, the relevant right-of-use asset and the lease liability were derecognized with the difference amounted to RMB 378 recognized under operating costs and expenses in the consolidated statements of operations. The noncash decrease of operating lease right-of-use assets was RMB 20,165.

A summary of supplemental information related to operating leases and financing leases were as follow:

	Year ended December 31,
	2023	2024	2025
Operating leases-Weighted average remaining lease term	2.03	1.43	2.52
Financing leases-Weighted average remaining lease term	0.04	N/A	N/A
Operating leases-Weighted average discount rate	5.10%	4.00%	3.95%
Financing leases-Weighted average discount rate	7.10%	N/A	N/A

The components of lease expense were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	36,911	37,490	23,287
Financing lease cost
Amortization of right-of-use assets	87	—	—
Interest on lease liabilities	2	—	—
Short-term lease cost	8,520	5,441	6,157
Total	45,520	42,931	29,444

20.	Leases (continued)

Supplemental information related to the Group’s leases were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases	31,988	35,491	25,224
Cash paid for financing leases
Operating cash flows from finance leases	56	—	—
Financing cash flows from finance leases	19	—	—

Non-cash ROU assets in exchange for new lease liabilities:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating leases	67,122	63,570	21,420

The following is a maturity analysis as of December 31, 2025:

As of December 31,
2025
Operating Leases
RMB
2026	11,867
2027	7,855
2028	5,406
Subtotal	25,128
Less: imputed interest	(1,602)
Lease liabilities	23,526